OTHER ASSETS AND OTHER LIABILITIES (Details 3) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	S/ 4,779,865	S/ 4,205,653
Cash outflows (liabilities)	(4,827,152)	(4,141,562)
Consolidated statement of income	(33,176)	11,513
Up to 1 year
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	962,966	524,775
Cash outflows (liabilities)	(1,016,748)	(578,526)
Consolidated statement of income	(1,043)	(1,437)
From 1 to 3 years
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	3,432,756	2,549,873
Cash outflows (liabilities)	(3,434,333)	(2,575,723)
Consolidated statement of income	(26,534)	4,863
From 3 to 5 years
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	100,247	836,116
Cash outflows (liabilities)	(110,355)	(732,108)
Consolidated statement of income	1,749	6,704
Over 5 years
Disclosure of Other Assets And Other Liabilities [Line Items]
Cash inflows (assets)	283,896	294,889
Cash outflows (liabilities)	(265,716)	(255,205)
Consolidated statement of income	S/ (7,348)	S/ 1,383